PRIVATE PLACEMENT (Details) - USD ($)	Dec. 17, 2020	Dec. 31, 2022
PRIVATE PLACEMENT
Aggregate purchase price	$ 10,280,000
Class A Common Stock
PRIVATE PLACEMENT
Number of warrants to purchase shares issued		24,080,000
Private Placement | Private Placement Warrants
PRIVATE PLACEMENT
Number of warrants to purchase shares issued	10,280,000
Price of warrants	$ 1.00
Aggregate purchase price	$ 10,280,000
Number of shares per warrant	1
Private Placement | Private Placement Warrants | Class A Common Stock
PRIVATE PLACEMENT
Exercise price of warrant	$ 11.50